Quarterly Holdings Report
for
Fidelity® Growth & Income Portfolio
October 31, 2021
GAI-NPRT1-1221
1.809089.118
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	89,300	5,490
Elisa Corp. (A Shares)	113,800	6,864
Verizon Communications, Inc.	782,674	41,474
		53,828
Entertainment - 2.1%
Activision Blizzard, Inc.	321,350	25,126
Nintendo Co. Ltd. ADR	279,500	15,442
The Walt Disney Co. (b)	491,090	83,029
Universal Music Group NV	1,539,800	44,705
		168,302
Media - 3.7%
Comcast Corp. Class A (c)	4,338,712	223,140
Interpublic Group of Companies, Inc.	1,646,531	60,214
Vivendi SA	1,020,100	13,131
		296,485
TOTAL COMMUNICATION SERVICES		518,615
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.6%
BorgWarner, Inc.	1,096,352	49,413
Hotels, Restaurants & Leisure - 0.5%
Churchill Downs, Inc.	75,700	17,411
Marriott International, Inc. Class A (b)	74,723	11,957
Starbucks Corp.	108,360	11,494
		40,862
Household Durables - 0.7%
Sony Group Corp. sponsored ADR	128,714	14,904
Whirlpool Corp.	202,494	42,692
		57,596
Specialty Retail - 1.4%
Lowe's Companies, Inc.	461,714	107,958
Textiles, Apparel & Luxury Goods - 0.1%
Puma AG	70,254	8,714
Tapestry, Inc.	3,700	144
		8,858
TOTAL CONSUMER DISCRETIONARY		264,687
CONSUMER STAPLES - 6.4%
Beverages - 2.3%
Anheuser-Busch InBev SA NV ADR	125,261	7,668
Diageo PLC sponsored ADR	197,411	39,417
Keurig Dr. Pepper, Inc.	995,500	35,928
Pernod Ricard SA	62,400	14,333
Remy Cointreau SA	36,314	7,330
The Coca-Cola Co.	1,361,310	76,737
		181,413
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	44,400	1,665
Costco Wholesale Corp.	6,000	2,949
Sysco Corp.	770,536	59,254
Walmart, Inc.	14,300	2,137
		66,005
Food Products - 0.2%
Lamb Weston Holdings, Inc.	308,960	17,441
Household Products - 0.5%
Colgate-Palmolive Co.	72,100	5,493
Energizer Holdings, Inc.	65,000	2,371
Kimberly-Clark Corp.	12,500	1,619
Procter & Gamble Co.	22,800	3,260
Spectrum Brands Holdings, Inc.	241,983	22,686
		35,429
Tobacco - 2.6%
Altria Group, Inc.	4,400,467	194,105
Swedish Match Co. AB	1,747,100	15,376
		209,481
TOTAL CONSUMER STAPLES		509,769
ENERGY - 8.8%
Energy Equipment & Services - 0.0%
Subsea 7 SA	187,900	1,685
Oil, Gas & Consumable Fuels - 8.8%
Canadian Natural Resources Ltd.	569,515	24,205
Cenovus Energy, Inc.	27,300	327
Cenovus Energy, Inc. (Canada)	6,944,273	83,044
Enterprise Products Partners LP	103,500	2,347
Exxon Mobil Corp.	5,853,499	377,375
Hess Corp.	1,347,364	111,252
Imperial Oil Ltd. (d)	383,126	12,971
Kosmos Energy Ltd. (b)	4,341,054	15,628
Magellan Midstream Partners LP	420,257	20,593
Phillips 66 Co.	295,087	22,067
Tourmaline Oil Corp.	819,200	29,608
		699,417
TOTAL ENERGY		701,102
FINANCIALS - 19.6%
Banks - 13.9%
Bank of America Corp. (c)	6,541,236	312,540
JPMorgan Chase & Co.	522,075	88,695
M&T Bank Corp.	119,194	17,536
PNC Financial Services Group, Inc.	549,601	115,982
Truist Financial Corp.	1,407,732	89,349
U.S. Bancorp	1,053,237	63,584
Wells Fargo & Co.	8,137,770	416,328
		1,104,014
Capital Markets - 3.9%
Brookfield Asset Management, Inc. Class A	300,902	18,171
KKR & Co. LP	536,952	42,779
Morgan Stanley	359,051	36,903
Northern Trust Corp.	833,658	102,573
Raymond James Financial, Inc.	406,570	40,084
S&P Global, Inc.	1,100	522
State Street Corp. (c)	742,191	73,143
		314,175
Consumer Finance - 0.4%
Discover Financial Services	309,468	35,069
Insurance - 1.0%
American Financial Group, Inc.	40,800	5,550
Brookfield Asset Management Reinsurance Partners Ltd.	2,086	129
Chubb Ltd.	134,856	26,348
Marsh & McLennan Companies, Inc.	166,870	27,834
Old Republic International Corp.	213,800	5,522
The Travelers Companies, Inc.	90,227	14,516
		79,899
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	253,923	12,188
Radian Group, Inc.	769,468	18,367
		30,555
TOTAL FINANCIALS		1,563,712
HEALTH CARE - 13.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. (b)	230,704	3,890
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	49,300	6,354
Becton, Dickinson & Co.	102,086	24,459
Boston Scientific Corp. (b)	1,245,296	53,710
Danaher Corp.	33,703	10,508
GN Store Nord A/S	48,000	2,913
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	539,345	25,484
Sonova Holding AG	24,692	10,202
		133,630
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	819,711	39,190
Cigna Corp.	377,254	80,585
CVS Health Corp.	1,148,612	102,548
Humana, Inc.	12,000	5,558
McKesson Corp.	411,034	85,446
UnitedHealth Group, Inc.	238,387	109,770
		423,097
Pharmaceuticals - 6.0%
Bayer AG	1,211,835	68,296
Bristol-Myers Squibb Co.	2,260,536	132,015
Eli Lilly & Co.	85,448	21,769
GlaxoSmithKline PLC sponsored ADR	2,062,011	87,285
Johnson & Johnson	728,589	118,673
Merck & Co., Inc.	45,700	4,024
Sanofi SA sponsored ADR	353,897	17,847
UCB SA	248,600	29,629
Viatris, Inc.	86,400	1,153
		480,691
TOTAL HEALTH CARE		1,041,308
INDUSTRIALS - 17.2%
Aerospace & Defense - 2.3%
Airbus Group NV (b)	211,500	27,132
General Dynamics Corp.	138,461	28,073
Huntington Ingalls Industries, Inc.	103,184	20,918
MTU Aero Engines AG	43,300	9,628
Raytheon Technologies Corp.	189,325	16,823
Safran SA	86,400	11,629
The Boeing Co. (b)	342,800	70,970
		185,173
Air Freight & Logistics - 2.4%
DSV A/S	24,000	5,578
Expeditors International of Washington, Inc.	8,400	1,035
FedEx Corp.	103,474	24,371
United Parcel Service, Inc. Class B	734,999	156,900
		187,884
Airlines - 0.0%
Copa Holdings SA Class A (b)	30,400	2,248
Building Products - 0.4%
A.O. Smith Corp.	64,800	4,735
Johnson Controls International PLC	387,611	28,439
		33,174
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	359,700	14,791
Healthcare Services Group, Inc.	690,998	13,260
HNI Corp.	130,636	4,886
Interface, Inc.	483,074	6,937
Ritchie Bros. Auctioneers, Inc.	15,600	1,066
		40,940
Electrical Equipment - 1.3%
Acuity Brands, Inc.	144,115	29,606
Hubbell, Inc. Class B	132,572	26,431
Regal Rexnord Corp.	16,100	2,453
Rockwell Automation, Inc.	19,318	6,170
Vertiv Holdings Co.	1,561,000	40,086
		104,746
Industrial Conglomerates - 6.1%
3M Co.	134,866	24,098
General Electric Co.	4,411,111	462,593
		486,691
Machinery - 2.1%
Allison Transmission Holdings, Inc.	236,400	7,886
Caterpillar, Inc.	46,923	9,573
Cummins, Inc.	54,176	12,994
Donaldson Co., Inc.	597,312	35,845
Epiroc AB (A Shares)	208,800	5,196
Flowserve Corp.	342,178	11,504
Fortive Corp.	228,788	17,322
Kardex AG	6,600	2,033
Nordson Corp.	99,127	25,199
Otis Worldwide Corp.	87,573	7,033
PACCAR, Inc.	71,400	6,399
Stanley Black & Decker, Inc.	60,218	10,823
Westinghouse Air Brake Tech Co.	180,947	16,417
		168,224
Professional Services - 0.6%
Equifax, Inc.	63,823	17,706
RELX PLC (London Stock Exchange)	870,158	26,961
Robert Half International, Inc.	9,500	1,074
		45,741
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	822,009	46,600
Trading Companies & Distributors - 0.9%
Brenntag SE	34,800	3,308
Fastenal Co.	126,376	7,214
MSC Industrial Direct Co., Inc. Class A	7,200	605
Watsco, Inc.	202,191	58,550
		69,677
Transportation Infrastructure - 0.0%
Aena SME SA (a)(b)	23,100	3,794
TOTAL INDUSTRIALS		1,374,892
INFORMATION TECHNOLOGY - 19.8%
Electronic Equipment & Components - 0.3%
CDW Corp.	105,964	19,778
Vontier Corp.	170,100	5,754
		25,532
IT Services - 3.8%
Amadeus IT Holding SA Class A (b)	527,700	35,284
DXC Technology Co. (b)	112,900	3,677
Edenred SA	464,900	25,135
Fidelity National Information Services, Inc.	428,732	47,478
Genpact Ltd.	548,871	27,087
IBM Corp.	196,242	24,550
MasterCard, Inc. Class A	26,567	8,914
Unisys Corp. (b)	805,430	20,595
Visa, Inc. Class A	506,875	107,341
		300,061
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	148,108	25,695
Applied Materials, Inc.	139,500	19,063
Intel Corp.	699,316	34,266
Lam Research Corp.	24,030	13,543
Marvell Technology, Inc.	357,600	24,496
NXP Semiconductors NV	208,226	41,824
Qualcomm, Inc.	981,372	130,562
		289,449
Software - 8.6%
Microsoft Corp.	1,752,582	581,188
Open Text Corp.	165,128	8,318
SAP SE sponsored ADR (d)	563,645	81,605
Temenos Group AG	116,330	17,768
		688,879
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	1,734,012	259,755
FUJIFILM Holdings Corp.	62,600	4,838
Samsung Electronics Co. Ltd.	162,180	9,660
		274,253
TOTAL INFORMATION TECHNOLOGY		1,578,174
MATERIALS - 2.2%
Chemicals - 0.8%
DuPont de Nemours, Inc.	734,498	51,121
PPG Industries, Inc.	84,122	13,507
		64,628
Metals & Mining - 1.4%
Anglo American PLC (United Kingdom)	313,305	11,919
First Quantum Minerals Ltd.	955,895	22,631
Freeport-McMoRan, Inc.	1,280,012	48,282
Glencore Xstrata PLC	2,681,300	13,408
Lundin Mining Corp.	1,364,000	11,870
		108,110
TOTAL MATERIALS		172,738
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	126,378	35,635
CoreSite Realty Corp.	81,800	11,653
Equinix, Inc.	1,100	921
Public Storage	2,400	797
Simon Property Group, Inc.	381,560	55,929
		104,935
UTILITIES - 1.0%
Electric Utilities - 0.8%
Duke Energy Corp.	116,721	11,907
Entergy Corp.	134,863	13,894
Exelon Corp.	143,440	7,630
Southern Co.	500,366	31,183
		64,614
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	260,480	6,783
Sempra Energy	68,596	8,755
		15,538
TOTAL UTILITIES		80,152
TOTAL COMMON STOCKS (Cost $5,071,025)		7,910,084

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	154,800	8,130
Boston Scientific Corp. Series A, 5.50%	92,400	10,760
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,980)		18,890

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $11,185)	14,007	8,467

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h) (Cost $18,060)	13,918,119	6,652

Money Market Funds - 0.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (i)	32,883,668	32,890
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	12,628,885	12,630
TOTAL MONEY MARKET FUNDS (Cost $45,520)		45,520

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,162,770)	7,989,613
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(12,608)
NET ASSETS - 100.0%	7,977,005

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	3,391	16,202	45.00	12/17/21	(1,170)
Bank of America Corp.	Chicago Board Options Exchange	3,286	15,701	48.00	12/17/21	(491)
Bank of America Corp.	Chicago Board Options Exchange	3,286	15,701	50.00	01/21/22	(424)
Comcast Corp. Class A	Chicago Board Options Exchange	2,186	11,243	60.00	12/17/21	(27)
State Street Corp.	Chicago Board Options Exchange	671	6,613	105.00	01/21/22	(163)

TOTAL WRITTEN OPTIONS						(2,275)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,284,000 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $65,460,000.
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,652,000 or 0.1% of net assets.

(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	18,061

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	13,016	149,456	129,582	3	-	-	32,890	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	105,352	178,171	270,893	4,150	-	-	12,630	0.0%
Total	118,368	327,627	400,475	4,153	-	-	45,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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